Revenue and Expenses, Revenue by Operating Segment (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)			$ 47,484	$ 47,676	$ 52,375
Lending-related fees			1,514	1,500	1,446
Other card fees			616	509	427
Total card fees			4,589	4,342	4,256
Mortgage banking			1,152	1,047	829
Net gains (losses) from trading activities			5,147	5,366	4,879
Net gains (losses) from debt securities			(144)	(920)	10
Net gains (losses) from equity securities			244	1,070	(441)
Other	[1]		2,533	2,239	1,855
Total noninterest income			36,215	34,620	30,222
Total revenue			83,699	82,296	82,597
Joint venture interest acquisition net gain (loss)		$ 253
Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			5,099	5,015	4,694
Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			10,498	9,775	8,670
Trailing commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			945	943	904
Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			2,556	2,521	2,375
Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			3,027	2,665	1,649
Interchange and merchant services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			3,973	3,833	3,829
Credit card rewards and rebates [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Other cost of revenue			3,000	2,700	2,600
Corporate [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)			(539)	(791)	(888)
Lending-related fees			0	0	0
Other card fees			0	0	0
Total card fees			4	2	2
Mortgage banking			2	0	0
Net gains (losses) from trading activities			42	40	94
Net gains (losses) from debt securities			(148)	(920)	(15)
Net gains (losses) from equity securities			110	1,017	(377)
Other			1,358	1,076	875
Total noninterest income			1,286	1,129	431
Total revenue			747	338	(457)
Corporate [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			2	4	(4)
Corporate [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			0	0	0
Corporate [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			(1)	0	0
Corporate [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			(83)	(90)	(144)
Corporate [Member] | Interchange and merchant services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			4	2	2
Reconciling Items [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)			(303)	(340)	(420)
Lending-related fees			0	0	0
Other card fees			0	0	0
Total card fees			0	0	0
Mortgage banking			0	0	0
Net gains (losses) from trading activities			0	0	0
Net gains (losses) from debt securities			0	0	0
Net gains (losses) from equity securities			0	0	0
Other			(1,645)	(1,461)	(1,776)
Total noninterest income			(1,645)	(1,461)	(1,776)
Total revenue			(1,948)	(1,801)	(2,196)
Reconciling Items [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			0	0	0
Reconciling Items [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			0	0	0
Reconciling Items [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			0	0	0
Reconciling Items [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			0	0	0
Reconciling Items [Member] | Interchange and merchant services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			0	0	0
Consumer Banking and Lending [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)			29,183	28,303	30,185
Lending-related fees			89	92	117
Other card fees			616	509	427
Total card fees			4,337	4,076	3,967
Mortgage banking			769	650	512
Net gains (losses) from trading activities			0	0	0
Net gains (losses) from debt securities			0	0	0
Net gains (losses) from equity securities			5	(2)	0
Other			288	352	442
Total noninterest income			8,179	7,898	7,734
Total revenue			37,362	36,201	37,919
Consumer Banking and Lending [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			2,694	2,734	2,702
Consumer Banking and Lending [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			2	0	0
Consumer Banking and Lending [Member] | Operating Segments [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			0	0	0
Consumer Banking and Lending [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			(5)	(4)	(6)
Consumer Banking and Lending [Member] | Operating Segments [Member] | Interchange and merchant services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			3,721	3,567	3,540
Commercial Banking [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)			7,902	9,096	10,034
Lending-related fees			565	555	531
Other card fees			0	0	0
Total card fees			191	205	223
Mortgage banking			0	0	0
Net gains (losses) from trading activities			0	(2)	(10)
Net gains (losses) from debt securities			4	0	25
Net gains (losses) from equity securities			75	21	(58)
Other			1,742	1,555	1,571
Total noninterest income			4,076	3,682	3,415
Total revenue			11,978	12,778	13,449
Commercial Banking [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			1,290	1,180	998
Commercial Banking [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			79	84	74
Commercial Banking [Member] | Operating Segments [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			0	0	0
Commercial Banking [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			130	84	61
Commercial Banking [Member] | Operating Segments [Member] | Interchange and merchant services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			191	205	223
Corporate and Investment Banking [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)			7,557	7,935	9,498
Lending-related fees			844	842	790
Other card fees			0	0	0
Total card fees			53	55	60
Mortgage banking			394	410	329
Net gains (losses) from trading activities			4,987	5,173	4,633
Net gains (losses) from debt securities			0	0	0
Net gains (losses) from equity securities			66	19	(4)
Other			707	637	704
Total noninterest income			11,675	11,409	9,693
Total revenue			19,232	19,344	19,191
Corporate and Investment Banking [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			1,086	1,073	976
Corporate and Investment Banking [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			158	157	150
Corporate and Investment Banking [Member] | Operating Segments [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			395	368	317
Corporate and Investment Banking [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			2,985	2,675	1,738
Corporate and Investment Banking [Member] | Operating Segments [Member] | Interchange and merchant services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			53	55	60
Wealth and Investment Management [Member] | Operating Segments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest income (expense)			3,684	3,473	3,966
Lending-related fees			16	11	8
Other card fees			0	0	0
Total card fees			4	4	4
Mortgage banking			(13)	(13)	(12)
Net gains (losses) from trading activities			118	155	162
Net gains (losses) from debt securities			0	0	0
Net gains (losses) from equity securities			(12)	15	(2)
Other			83	80	39
Total noninterest income			12,644	11,963	10,725
Total revenue			16,328	15,436	14,691
Wealth and Investment Management [Member] | Operating Segments [Member] | Deposit-related fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			27	24	22
Wealth and Investment Management [Member] | Operating Segments [Member] | Investment advisory and other asset-based fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			10,259	9,534	8,446
Wealth and Investment Management [Member] | Operating Segments [Member] | Commissions and brokerage services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			2,162	2,153	2,058
Wealth and Investment Management [Member] | Operating Segments [Member] | Investment banking fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			0	0	0
Wealth and Investment Management [Member] | Operating Segments [Member] | Interchange and merchant services fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income			$ 4	$ 4	$ 4

[1]	In fourth quarter 2025, we changed the presentation of certain items on our consolidated balance sheet, including trading assets and liabilities and short-term borrowings, with corresponding changes to our consolidated statement of income. In connection with these changes, we reclassified the gains (losses) related to our physical commodities inventory, including the related hedging impacts, from other noninterest income to net gains from trading activities. Prior period balances have been revised to conform with the current period presentation. For additional information, see Note 1 (Summary of Significant Accounting Policies).